TRANSACTION EXPENSES	3 Months Ended
Mar. 31, 2025
Galaxy Digital Holdings, LP
Restructuring Cost and Reserve [Line Items]
TRANSACTION EXPENSES	TRANSACTION EXPENSES
The Company incurred the following Transaction expenses for the years ended December 31, 2024, 2023, and 2022:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	December 31, 2024
Digital assets sales costs	$42,102,443	$—	$—	$42,102,443
Impairment of digital assets	139,246	—	192,674	331,920
Blockchain reward distributions	146,731	—	(16,433)	130,298
Borrowing costs	25,652	—	75,108	100,760
Mining and hosting costs	—	—	47,643	47,643
Other transaction expenses (1)	23,226	—	5,486	28,712
Transaction expenses	$42,437,298	$—	$304,478	$42,741,776

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	December 31, 2023
Digital assets sales costs	$51,441,223	$—	$—	$51,441,223
Impairment of digital assets	47,791	—	50,549	98,340
Blockchain reward distributions	3,069	—	(504)	2,565
Borrowing costs	8,825	—	9,346	18,171
Mining and hosting costs	—	—	20,772	20,772
Other transaction expenses (1)	8,473	—	2,879	11,352
Transaction expenses	$51,509,381	$—	$83,042	$51,592,423

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	December 31, 2022
Digital assets sales costs	$114,812,910	$—	$—	$114,812,910
Impairment of digital assets	4,588,978	—	1,535,870	6,124,848
Blockchain reward distributions	—	—	—	—
Borrowing costs	29,027	—	6,430	35,457
Mining and hosting costs	—	—	15,372	15,372
Other transaction expenses (1)	6,583	—	761	7,344
Transaction expenses	$119,437,498	$—	$1,558,433	$120,995,931